CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST - Summary of convertible notes payable and accrued interest (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Convertible notes payable and accrued interest	$ 334,072	$ 320,435	$ 647,949
Convertible notes payable 8% accrued interest rate due on demand at $2.00 per share conversion price due to president
Debt Instrument [Line Items]
Principal			192,054
Accrued Interest			51,649
Convertible notes payable 8 % accrued interest rate due on demand at $2.00 per share conversion price due to secretary
Debt Instrument [Line Items]
Principal			39,961
Accrued Interest			10,747
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to director
Debt Instrument [Line Items]
Principal	150,000	150,000	150,000
Accrued Interest	41,165	33,726	18,685
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000	50,000
Accrued Interest	32,414	28,695	21,175
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000	100,000
Accrued Interest	$ 10,493	$ 8,014	$ 13,678